Fair value measurements - Geographic Allocations of Nomura's Trading Assets Related to Government, State, Municipal, and Government Agency Securities (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Fair value, concentration of credit risk [Line items]
Non-trading debt securities	¥ 948,180	¥ 1,023,746
Government, agency and municipal securities [Member]
Fair value, concentration of credit risk [Line items]
Non-trading debt securities	¥ 635	¥ 756